Fair Value Measurements on a Recurring Basis (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commodity Contracts

The following presents the fair value hierarchy for assets and liabilities measured at fair value on a recurring basis:

	June 30, 2012
	Level 2	Netting(1)	Total
	(in thousands)
Assets:
Commodity derivatives	$1,730,071	$(316,224)	$1,413,847
Liabilities:
Commodity derivatives	$319,935	$(316,224)	$3,711

(1)	Represents counterparty netting under agreements governing such derivatives.

The following presents the fair value hierarchy for assets and liabilities measured at fair value on a recurring basis:

	Fair Value Measurements on a Recurring Basis December 31, 2011
	Level 2	Netting(1)	Total
	(in thousands)
Assets:
Commodity derivatives	$880,175	$(303,272)	$576,903

Liabilities:
Commodity derivatives	$320,835	$(303,272)	$17,563

(1)	Represents counterparty netting under agreements governing such derivatives.